Redeemable Convertible Preferred Stock - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Temporary Equity [Line Items]
Preferred stock terms of conversion	The conversion prices are also subject to adjustment upon issuance of additional common stock for a consideration per share less than the applicable conversion price of a series of convertible preferred stock. In addition, each share of redeemable convertible preferred stock will automatically be converted into shares of common stock either (i) upon the completion of a public offering provided the public offering price is not less than $5.6029 per share, as adjusted, aggregate gross proceeds are greater than $100,000,000 and the common stock is listed on the Nasdaq Stock Market or New York Stock Exchange (ii) upon written consent of the holders of at least 60% of the preferred stock outstanding.
Percentage of preferred stock outstanding	60.00%
Preferred stock shares outstanding	0	0
Redeemable Preferred stock outstanding	0	332,764,215
Aggregate gross proceeds	100,000,000
Creation of debt	$ 20,000,000
Series Seed 1 Redeemable Preferred Stock
Temporary Equity [Line Items]
Public offering price	$ 0.1784
Preferred stock shares outstanding	24,564,094
Redeemable Preferred stock outstanding		24,030,035
Series Seed 2 Redeemable Preferred Stock
Temporary Equity [Line Items]
Public offering price	$ 0.1784
Preferred stock shares outstanding	24,564,094
Redeemable Preferred stock outstanding		42,519,688
Series A Redeemable Convertible Preferred Stock
Temporary Equity [Line Items]
Public offering price	$ 0.2197
Redeemable Stock Outstanding Threshold Voting Provision	24,200,374
Redeemable Preferred stock outstanding		74,048,845
Series B redeemable convertible preferred stock
Temporary Equity [Line Items]
Public offering price	$ 1.2838
Redeemable Stock Outstanding Threshold Voting Provision	24,200,374
Redeemable Preferred stock outstanding		77,594,404
Series C Redeemable Convertible Preferred Stock
Temporary Equity [Line Items]
Public offering price	$ 5.6029
Percentage of preferred stock outstanding	60.00%
Redeemable Stock Outstanding Threshold Voting Provision	41,486,356
Redeemable Preferred stock outstanding	41,486,356	114,571,243
Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Preferred stock dividend rate	8.00%
Percentage of preferred stock outstanding	60.00%
Redeemable Stock Outstanding Threshold Protective Provision	103,715,890
Redeemable Preferred stock outstanding	0	332,764,215	320,181,375